SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
25.	SUBSEQUENT EVENTS

On January 21, 2019, the Company announced its intention to separate into two publicly traded companies: the spun-off business that will comprise certain portions of the Company’s listing and value-added services, and the retained business that will comprise the Company’s remaining operations, which will continue to be operated by Fang.
On May 2, 2019, the board of directors approved the plan to separate CIH, which operates the spun-off business, into an independent publicly traded company.
The Company expects the spun-off be completed in the second quarter of 2019.